Related Parties Related Party Debt - Hana Loans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2024
Related Party Transactions
Short-term debt, related parties	$ 20,686,000		$ 19,973,000	$ 16,050,000
Related party
Related Party Transactions
Short-term debt, related parties	20,686,000		19,973,000	16,050,000
Related party | Hana Loans
Related Party Transactions
Short-term debt, related parties	850,000		850,000	0	$ 900,000
Debt interest rate					6.00%
Interest expense relating to loan	$ 100,000	$ 0		$ 0
Related party | Hana Loans | Maximum
Related Party Transactions
Interest expense relating to loan			$ 100,000